Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 17, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

LVIP Dimensional/Vanguard Total Bond Fund
Supplement to the Prospectus for the
Lincoln Variable Insurance Products Trust
Dated April 29, 2011

LVIP Total Bond Fund

(the "Fund")

This Supplement updates certain information in the above-dated Prospectus for the Fund. You may obtain a copy of the Fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise the Fund's shareholders of a change in the name of the Fund to LVIP Dimensional/Vanguard Total Bond Fund.  Accordingly, all references in the Prospectus to "LVIP Total Bond Fund" are to be deleted and replaced with "LVIP Dimensional/Vanguard Total Bond Fund."

This Supplement is dated June 17, 2011

Please keep this Supplement with your records.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
LVIP Dimensional/Vanguard Total Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000914036_SupplementTextBlock
Supplement to the Prospectus for the
Lincoln Variable Insurance Products Trust
Dated April 29, 2011

LVIP Total Bond Fund

(the "Fund")

This Supplement updates certain information in the above-dated Prospectus for the Fund. You may obtain a copy of the Fund's Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

The purpose of this Supplement is to advise the Fund's shareholders of a change in the name of the Fund to LVIP Dimensional/Vanguard Total Bond Fund.  Accordingly, all references in the Prospectus to "LVIP Total Bond Fund" are to be deleted and replaced with "LVIP Dimensional/Vanguard Total Bond Fund."

This Supplement is dated June 17, 2011

Please keep this Supplement with your records.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011